Cover	12 Months Ended
Dec. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	American States Water Company
Amendment Flag	false
Entity Central Index Key	0001056903
EBP 005
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	American States Water Company
Amendment Flag	false
Entity Central Index Key	0001056903